Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Common stock, Authorized	600,000,000	600,000,000
Common stock, Issued	377,619,000	377,619,000
Common stock in treasury, shares	9,911,000	9,906,000